TAXATION - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	$ (37,522)	$ (84,546)
Increase in income tax expense	5,372
Current tax expense (income), related to Pillar Two income taxes	2,222	2,100
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	(27,381)	(30,168)
Unrecognized tax benefits	$ 104,232	$ 113,654